Long-term Debt - Additional Information (Detail)					1 Months Ended				12 Months Ended
	Aug. 01, 2024 USD ($)	May 01, 2024 USD ($)	Dec. 31, 2021	Aug. 01, 2021	Jul. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2025 USD ($) DerivativeInstrument	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Repayments of debt									$ 85,880,590	$ 108,236,401	$ 154,870,215
Term loan financial covenants, cash requirement										3,867,752
Amortization of debt issuance costs									$ 990,921	$ 711,378	$ 1,345,940
Debt,weighted average interest rate									7.59%	7.52%	7.07%
Interest expense, debt, total									$ 1,583,374	$ 8,859,096	$ 13,250,267
Proceeds from Related Party Debt						$ 300,000		$ 1,000,000
Debt instrument, repaid, principal										10,500,000
Term loan financial covenants cash balance										$ 10,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Repayments of debt								$ 29,300,000
Description of debt instrument				August 2026
Debt Instrument, Maturity Date, Description				August 2026
Gas Husky, Gas Esco, Eco Universe And Eco Invictus [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 29,300,000
Description of debt instrument			January 2028
Debt Instrument, Maturity Date, Description			January 2028
Eco Freeze [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 20,100,000
Description of debt instrument		April 2026
Debt Instrument, Maturity Date, Description		April 2026
Eco Arctic [Member]
Debt Instrument [Line Items]
Repayments of debt	$ 19,000,000
Description of debt instrument	April 2026
Debt Instrument, Maturity Date, Description	April 2026
Eco Wizard [Member]
Debt Instrument [Line Items]
Repayments of debt					$ 31,700,000	$ 18,600,000	$ 33,400,000
Description of debt instrument						December 2025	January 2032
Debt Instrument, Maturity Date, Description						December 2025	January 2032
Maximum [Member]
Debt Instrument [Line Items]
Value to term loan ratio									120.00%
Percentage of total debt to total market value adjusted assets									80.00%
Percentage of dividends paid to free cash flow									50.00%
Minimum [Member]
Debt Instrument [Line Items]
Value to term loan ratio									130.00%
EBITDA to interest expense ratio | DerivativeInstrument									2.5